Expense Example - FullerThaler Behavioral Growth ETF - FullerThaler Behavioral Growth ETF	Jul. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,575